Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Apr. 30, 2025	Oct. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.00039	$ 0.00039
Ordinary shares, authorized	25,000,000,000	25,000,000,000
Ordinary shares, issued	55,056,945	55,056,945
Ordinary shares, outstanding	55,056,945	55,056,945